Other Operating Income And Expense (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [Abstract]
Disclosure of other operating income
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Gain from insurance claims (1)	4,852	2,536	9,244
Gain from provisions	-	26	2,063
Gain on sale of assets	-	-	28
Other income	269	-	705
Total	5,121	2,562	12,040

(1) For the year ended December 31, 2020, includes $4,102 related to settlement regarding a storage and transshipment contract in the grain port terminal (Note 24). For the year ended December 31, 2018, includes $9,197 related to insurance claim at the iron ore port terminal in Nueva Palmira, Uruguay.

Voyage Expenses and Vessel Operating Expenses
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Taxes other than income taxes	4,863	6,683	6,421
Provisions	139	-	-
Total	5,002	6,683	6,421